Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	INHIBIKASE THERAPEUTICS, INC.
Entity Central Index Key	0001750149
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Entity Tax Identification Number	26-3407249
Entity Address, Address Line One	3350 Riverwood Parkway SE
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	678
Local Phone Number	392-3419
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2836
Amendment Description	On February 1, 2023, we filed a registration statement on Form S-1 (No. 333-269521) (the “Registration Statement”), which registered for resale from time to time (i) up to 11,627,908 shares of common stock, par value $0.001 per share (the “Common Stock”), which the selling stockholders (the “Selling Stockholders”) may acquire upon the exercise of outstanding warrants (the “Common Warrants”), (ii) up to 4,883,721 shares of Common Stock, which the Selling Stockholders may acquire upon the exercise of outstanding pre-funded warrants (the “Pre-Funded Warrants”), and (iii) up to 406,977 shares of Common Stock, which the Selling Stockholders may acquire upon the exercise of outstanding placement agent warrants (the “Placement Agent Warrants”, and together with the Common Warrants, and Pre-Funded Warrants, the “Warrants”). We issued the Common Warrants and Pre-Funded Warrants to the Selling Stockholders in private placements concurrent with a registered direct offering of 2,800,789 shares of Common Stock and Pre-Funded Warrants to purchase 3,943,398 shares of Common Stock. We issued the Placement Agent Warrants to Selling Stockholders as designees of H.C. Wainwright & Co., as placement agent fees for serving as the exclusive placement agent in the registered direct offering and concurrent private placements. The closing of the issuance and sale of these securities was consummated on January 27, 2023. The Registration Statement was declared effective by the Securities and Exchange Commission on February 7, 2023. This post-effective amendment is being filed to include information from our Annual Report on Form10-K for the year ended December 31, 2022 that was filed on March 31, 2023. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3350 Riverwood Parkway SE
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	678
Local Phone Number	392-3419
Contact Personnel Name	Milton H. Werner